Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Property and Equipment [Abstract]
Depreciation expenses	$ 57	$ 85	$ 121	$ 175